Capital Ratios (Various Measures Of Capital For Park And Each Of PNB And VB) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2011
Park National Bank [Member]
Total Risk-Based Capital (to risk-weighted assets), Actual Amount	$ 495,668		$ 498,367
Total Risk-Based Capital (to risk-weighted assets), Ratio	11.38%		11.46%
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	348,452		347,972
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	8.00%		8.00%
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Amount	435,565		434,965
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	10.00%		10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets), Actual Amount	410,879		413,870
Tier 1 Risk-Based Capital (to risk-weighted assets), Ratio	9.43%		9.52%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	174,226		173,986
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%		4.00%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Amount	261,339		260,979
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	6.00%		6.00%
Leverage Ratio (to risk-weighted assets), Actual Amount	410,879		413,870
Leverage Ratio (to risk-weighted assets), Ratio	6.68%		6.58%
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Amount	246,084		251,691
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%		4.00%
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Amount	307,605		314,614
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Ratio	5.00%		5.00%
Vision Bank [Member]
Total Risk-Based Capital (to risk-weighted assets), Actual Amount	80,305	[1],[2]	115,637	[1]
Total Risk-Based Capital (to risk-weighted assets), Ratio	13.12%	[1],[2]	24.72%	[1]
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	48,966	[1],[2]	37,427	[1]
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	8.00%	[1],[2]	8.00%	[1]
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Amount	61,208	[1],[2]	46,784	[1]
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	10.00%	[1],[2]	10.00%	[1]
Tier 1 Risk-Based Capital (to risk-weighted assets), Actual Amount	71,897		109,566
Tier 1 Risk-Based Capital (to risk-weighted assets), Ratio	11.75%		23.42%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	24,483		18,714
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%		4.00%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Amount	36,725		28,071
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	6.00%		6.00%
Leverage Ratio (to risk-weighted assets), Actual Amount	71,897	[1],[2]	109,566	[1]
Leverage Ratio (to risk-weighted assets), Ratio	9.12%	[1],[2]	15.89%	[1]
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Amount	31,520	[1],[2]	27,588	[1]
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%	[1],[2]	4.00%	[1]
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Amount	39,400	[1],[2]	34,485	[1]
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Ratio	5.00%	[1],[2]	5.00%	[1]
Agreed total risk-based capital ratio	13.12%		16.00%
Agreed leverage Ratio	9.12%		12.00%
Agreed total risk based capital ratio, previous	19.55%
Agreed leverage ratio, previous	14.05%
Park [Member]
Total Risk-Based Capital (to risk-weighted assets), Actual Amount	786,214		812,286
Total Risk-Based Capital (to risk-weighted assets), Ratio	15.71%		16.65%
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	400,307		390,270
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	8.00%		8.00%
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Amount	500,384		487,837
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	10.00%		10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets), Actual Amount	662,390		690,419
Tier 1 Risk-Based Capital (to risk-weighted assets), Ratio	13.24%		14.15%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	200,154		195,135
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%		4.00%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Amount	300,230		292,702
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	6.00%		6.00%
Leverage Ratio (to risk-weighted assets), Actual Amount	662,390		690,419
Leverage Ratio (to risk-weighted assets), Ratio	9.54%		9.81%
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Amount	277,817		281,506
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%		4.00%
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Amount	$ 347,271		$ 351,882
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Ratio	5.00%		5.00%

[1]	Park management had agreed to maintain Vision Bank's total risk-based capital at 16.00% and the leverage ratio at 12.00%.
[2]	As a result of the financial statement restatement for the year ended December 31, 2010, Vision Bank's December 31, 2010 total risk-based capital ratio declined from 19.55% to 13.12% and its leverage ratio declined from 14.05% to 9.12%.